Supplemental Information on Gas Producing Activities (Unaudited) (Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Jan. 29, 2014
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Balance at beginning of period		$ 1,307,754	[1]	$ 417,164	[1],[2],[3]	$ 102,218	[2]
Net change in prices and production costs		(949,774)		81,558		101,345	[2]
Net change in future development costs		4,251		(181,813)		29,336	[2]
Natural gas and oil net revenues		(312,269)		(291,023)		(68,135)	[2]
Extensions		370,636		930,534		114,489	[2]
Acquisitions		0		375,865	[4]	0	[2]
Revisions of previous quantity estimates		(274,503)		37,435		1,133	[2]
Previously estimated development costs incurred		122,532		62,653		66,894	[2]
Net change in taxes		436,319		(436,319)		0	[2]
Accretion of discount		174,407		70,937		10,230	[2]
Changes in timing and other		6,920		240,763		59,654	[2]
Balance at end of period	[1]	$ 886,273		1,307,754		417,164	[2],[3]
Marcellus Joint Venture
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Balance at beginning of period				$ 146,103	[5]	71,077
Net change in prices and production costs						81,974
Net change in future development costs						2,781
Natural gas and oil net revenues						(32,782)
Extensions						18,950
Revisions of previous quantity estimates						(14,752)
Previously estimated development costs incurred						31,253
Accretion of discount						7,111
Changes in timing and other						(19,509)
Balance at end of period	[5]					$ 146,103
Marcellus Joint Venture
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Interest in Marcellus joint venture acquired				50.00%		50.00%		50.00%

[1]	Does not include the effects of income taxes on future revenues at December 31, 2013 because that period reflects the result of Rice Drilling B, our accounting predecessor, which was and currently is a limited liability company not subject to entity-level taxation. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to Rice Drilling B’s equity holders. However, in connection with the closing of our IPO, as a result of the corporate reorganization, the Company became the sole member of Rice Drilling B. The Company is a corporation subject to federal income tax and, as such, its future income taxes will be dependent upon its future taxable income. Therefore, the cumulative effect of future income tax expense for the periods presented was included at December 31, 2015 and 2014.
[2]	Reflects the balances for Rice Drilling B. Amounts presented in the table exclude amounts attributable to our Marcellus joint venture for periods prior to the completion of our IPO in January 2014.
[3]	Reflects the balances for Rice Drilling B. Amounts presented in the table exclude amounts attributable to our Marcellus joint venture for periods prior to the completion of our IPO in January 2014.
[4]	Reflects the purchase of the remaining 50% interest in the Marcellus joint venture in January 2014 and the Greene County acreage acquisition in August 2014.
[5]	Does not include the effects of income taxes on future revenues at December 31, 2013 because that period reflects the result of Rice Drilling B, our accounting predecessor, which was and currently is a limited liability company not subject to entity-level taxation. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to Rice Drilling B’s equity holders. However, in connection with the closing of our IPO, as a result of the corporate reorganization, the Company became the sole member of Rice Drilling B. The Company is a corporation subject to federal income tax and, as such, its future income taxes will be dependent upon its future taxable income.